SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	100.00%		100.00%
Advertising costs	$ 0	$ 0
Allowance for doubtful accounts			$ 0	$ 0
Cash	0		0	0
Exceed federally insured limits	$ 250,000		250,000	250,000
Stock based compensation			$ 19,800	$ 5,417
Lease term period	12 months